TANGIBLE FIXED ASSETS - Property, Plant and Equipment Impairments and Loss on Sale (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of Cash Generating Units | item	1
Impairment	$ 855	$ 55,838
Proceeds		12,404
Mining And Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Discount on hashprice for used equipment, fair valuation of property, plant and equipment	15.00%
Pre-tax discount rate (in %)	14.09%
Impairment	$ 900	55,800
Mining And Computer Equipment | Hashprice
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of change in actuarial assumption (in %)	5.00%
Impact on impairment due to change in actuarial assumption	$ 1,500
Mining And Computer Equipment | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of change in actuarial assumption (in %)	1.00%
Impact on impairment due to change in actuarial assumption	$ 400
Chips
Disclosure of detailed information about property, plant and equipment [line items]
Impairment	$ 100	18,000
Proceeds		12,404
Loss on disposal of fixed assets		$ 23,228